PENSION BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Benefit Obligations, Fair Value of Plan Assets, and Funded Status

The following table sets forth the plan’s benefit obligations, fair value of plan assets, and funded status at December 31, 2018 and 2019:

	December 31
(in US$ thousands)	2018	2019
Benefit Obligation	$320	$326
Fair value of plan assets	376	411
	$(56)	$(85)
Amounts recognized in the balance sheet consist of:
Noncurrent liabilities (assets)	$(56)	$(85)
Accumulated other comprehensive income	—	—
Net amount recognized	$(56)	$(85)
Amounts recognized in accumulated comprehensive income (loss) consist of:
Unrecognized net gain (loss)	$(86)	$(66)

Pension Cost

For the years ended December 31, 2017, 2018 and 2019, the net period pension cost consisted of the following:

	December 31
(in US$ thousands)	2017	2018	2019
Service cost	$—	$—	$—
Interest cost	4	5	4
Expected return on plan assets	(5)	(6)	(5)
Amortization of net loss	1	2	3
Curtailment gain	—	—	—
	$—	$1	$2

Weighted Average Assumptions Used to Determine Benefit Obligations	Weighted average assumptions used to determine benefit obligations for 2018 and 2019 were as follows:
	December 31
	2018	2019
Discount rate	1.375%	1.125%
Rate of compensation increase	2.00%	2.00%

Schedule of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted average assumptions used to determine net periodic benefit cost for end of fiscal year were as follows:

	2018	2019
Discount rate	1.625%	1.375%
Rate of return on plan assets	1.625%	1.375%
Rate of compensation increase	2.00%	2.00%